PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Property and equipment, net
Less: Accumulated depreciation	$ (265,069)		$ (369,049)
Property and equipment, net	480,346		525,055
Depreciation expense	28,341	$ 81,403
Proceeds from disposal of property and equipment	26,804
Original cost of disposed property and equipment	174,114
Accumulated depreciation of disposed property and equipment	142,335
Loss from disposal	4,975
Property
Property and equipment, net
Property and equipment, gross	508,052		492,941
Office equipment
Property and equipment, net
Property and equipment, gross	133,276		146,394
Vehicles
Property and equipment, net
Property and equipment, gross			143,812
Electronic equipment
Property and equipment, net
Property and equipment, gross	$ 104,087		$ 110,957